EMPLOYEE BENEFIT PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

EMPLOYEE BENEFIT PLANS

Net periodic benefit plan cost includes the following components:

	Pension Benefits		Other Retiree Benefits
	Three Months Ended March 31,
	2015	2014	2015	2014
	Millions of Dollars
Service Cost	$3	$2	$1	$1
Interest Cost	4	4	1	—
Expected Return on Plan Assets	(6)	(5)	—	—
Actuarial Loss Amortization	2	1	—	—

Net Periodic Benefit Cost	$3	$2	$2	$1

EMPLOYEE BENEFIT PLANS

PENSION BENEFIT PLANS

We sponsor two noncontributory, defined benefit pension plans for substantially all employees and certain affiliate employees. Benefits are based on years of service and average compensation. We fund the pension plans by contributing at least the minimum amount required under Internal Revenue Service (IRS) regulations.

We also maintain a Supplemental Executive Retirement Plan (SERP) for executive management.

OTHER RETIREE BENEFIT PLANS

TEP provides limited health care and life insurance benefits for retirees. Active TEP employees may become eligible for these benefits if they reach retirement age while working for TEP or an affiliate.

TEP funds its other retiree benefits for classified employees through a Voluntary Employee Beneficiary Association (VEBA). TEP contributed $3 million in each of 2014, 2013 and 2012 to the VEBA. Other retiree benefits for unclassified employees are self-funded.

TEP’s other retiree benefit plan was amended in 2012 to increase the participant contributions for classified employees who retire after February 1, 2014. The effect on the benefit obligation was less than $1 million.

REGULATORY RECOVERY

We record changes in our non-SERP pension plans and other retiree benefit plan, not yet reflected in net periodic benefit cost, as a regulatory asset, as such amounts are probable of future recovery in the rates charged to retail customers. Changes in the SERP obligation, not yet reflected in net periodic benefit cost, are recorded in Other Comprehensive Income since SERP expense is not currently recoverable in rates.

The pension and other retiree benefit related amounts (excluding tax balances) included on our balance sheet are:

	Pension Benefits		Other Retiree Benefits
	Years Ended December 31,
	2014	2013	2014	2013
	Millions of Dollars
Regulatory Pension Asset Included in Other Regulatory Assets	$117	$71	$9	$4
Accrued Benefit Liability Included in Accrued Employee Expenses	(1)	(1)	(2)	(2)
Accrued Benefit Liability Included in Pension and Other Retiree Benefits	(71)	(23)	(67)	(62)
Accumulated Other Comprehensive Loss (related to SERP)	5	2	—	—

Net Amount Recognized	$50	$49	$(60)	$(60)

OBLIGATIONS AND FUNDED STATUS

We measured the actuarial present values of all pension benefit obligations and other retiree benefit plans at December 31, 2014 and December 31, 2013. The table below includes all of TEP’s plans. All plans have projected benefit obligations in excess of fair value of plan assets for each period presented. The status of our pension benefit and other retiree benefit plans are summarized below:

	Pension Benefits		Other Retiree Benefits
	Years Ended December 31,
	2014	2013	2014	2013
	Millions of Dollars
Change in Projected Benefit Obligation
Benefit Obligation at Beginning of Year	$330	$357	$74	$77
Actuarial (Gain) Loss	67	(35)	5	(5)
Interest Cost	16	14	3	3
Service Cost	10	11	4	3
Benefits Paid	(16)	(17)	(5)	(4)

Projected Benefit Obligation at End of Year	407	330	81	74

Change in Plan Assets
Fair Value of Plan Assets at Beginning of Year	307	275	10	7
Actual Return on Plan Assets	35	27	1	1
Benefits Paid	(16)	(17)	(5)	(4)
Employer Contributions(1)	9	22	6	6

Fair Value of Plan Assets at End of Year	335	307	12	10

Funded Status at End of Year	$(72)	$(23)	$(69)	$(64)

(1)	In 2015, TEP expects to contribute $23 million to the pension plans.

The following table provides the components of TEP’s regulatory assets and accumulated other comprehensive loss that have not been recognized as components of net periodic benefit cost as of the dates presented:

	Pension Benefits		Other Retiree Benefits
	Years Ended December 31,
	2014	2013	2014	2013
	Millions of Dollars
Net Loss	$118	$74	$11	$6
Prior Service Cost (Benefit)	4	—	(2)	(2)

The accumulated benefit obligation aggregated for all pension plans is $365 million at December 31, 2014 and $297 million at December 31, 2013.

Information for Pension Plans with Accumulated Benefit Obligations in excess of Pension Plan Assets:

	December 31,
	2014	2013
	Millions of Dollars
Accumulated Benefit Obligation at End of Year	$365	$13
Fair Value of Plan Assets at End of Year	335	—

Only the SERP, which is unfunded, had accumulated benefit obligations in excess of plan assets at December 31, 2013. Due to decreases in discount rates, and changes in mortality projections which reflect a longer life expectancy, all of our plans had accumulated benefit obligations in excess of plan assets at December 31, 2014.

Net periodic benefit plan cost includes the following components:

	Pension Benefits			Other Retiree Benefits
	Year Ended December 31,
	2014	2013	2012	2014	2013	2012
Service Cost	$10	$11	$9	$4	$3	$3
Interest Cost	16	14	15	3	3	3
Expected Return on Plan Assets	(21)	(19)	(17)	(1)	(1)	—
Actuarial Loss Amortization	3	8	7	—	—	—

Net Periodic Benefit Cost	$8	$14	$14	$6	$5	$6

Approximately 20% of the net periodic benefit cost was capitalized as a cost of construction and the remainder was included in income.

The changes in plan assets and benefit obligations recognized as regulatory assets or in AOCI are as follows:

	Pension Benefits
	2014		2013		2012
	Regulatory Asset	QOCI	Regulatory Asset	AOCI	Regulatory Asset	AOCI
	Millions of Dollars
Current Year Actuarial (Gain) Loss	$49	$3	$(42)	$(1)	$28	$1
Amortization of Actuarial Gain (Loss)	(3)	—	(8)	—	(7)	—

Total Recognized (Gain) Loss	$46	$3	$(50)	$(1)	$21	$1

	Other Retiree Benefits
	2014	2013	2012
	Regulatory Asset	Regulatory Asset	Regulatory Asset
	Millions of Dollars
Current Year Actuarial (Gain) Loss	$5	$(6)	$2

For all pension plans, we amortize prior service costs on a straight-line basis over the average remaining service period of employees expected to receive benefits under the plan. We will amortize $7 million estimated net loss and less than $0.5 million prior service credit from other regulatory assets and less than $0.5 million net loss and less than $0.5 million prior service cost from AOCI into net periodic benefit cost in 2015. Less than $0.5 million estimated net loss and less than $0.5 million prior service benefit for the other retiree benefit plan will be amortized from other regulatory assets into net periodic benefit cost in 2015.

	Pension Benefits		Other Retiree Benefits
	2014	2013	2014	2013
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount Rate	4.1 - 4.2%	5.0% - 5.1%	3.9%	4.7%
Rate of Compensation Increase	3.0%	3.0%	N/A	N/A

	Pension Benefits			Other Retiree Benefits
	2014	2013	2012	2014	2013	2012
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31,
Discount Rate	5.0% - 5.1%	4.1% - 4.1%	4.9% - 5.0%	4.7%	3.8%	4.7%
Rate of Compensation Increase	3.0%	3.0%	3.0%	N/A	N/A	N/A
Expected Return on Plan Assets	7.0%	7.0%	7.0%	7.0%	7.0%	7.0%

Net periodic benefit cost is subject to various assumptions and determinations, such as the discount rate, the rate of compensation increase, and the expected return on plan assets.

We use a combination of sources in selecting the expected long-term rate-of-return-on-assets assumption, including an investment return model. The model used provides a “best-estimate” range over 20 years from the 25th percentile to the 75th percentile. The model, used as a guideline for selecting the overall rate-of-return-on-assets assumption, is based on forward looking return expectations only. The above method is used for all asset classes.

Changes that may arise over time with regard to these assumptions and determinations will change amounts recorded in the future as net periodic benefit cost. The assumed health care cost trend rates follow:

	December 31,
	2014	2013
Health Care Cost Trend Rate Assumed for Next Year	6.7%	6.7%
Ultimate Health Care Cost Trend Rate Assumed	4.5%	4.5%
Year that the Rate Reaches the Ultimate Trend Rate	2027	2027

Assumed health care cost trend rates significantly affect the amounts reported for health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects on the December 31, 2014, amounts:

	One Percentage Point Increase	One Percentage Point Decrease
	Millions of Dollars
Effect on Total Service and Interest Cost Components	$1	$1
Effect on Retiree Benefit Obligation	7	6

PENSION PLAN AND OTHER RETIREE BENEFIT ASSETS

Pension Assets

We calculate the fair value of plan assets on December 31, the measurement date. Pension plan asset allocations, by asset category, on the measurement date were as follows:

	2014	2013
Asset Category
Equity Securities	48%	50%
Fixed Income Securities	43%	40%
Real Estate	7%	7%
Other	2%	3%

Total	100%	100%

The following tables set forth the fair value measurements of pension plan assets by level within the fair value hierarchy:

	Fair Value Measurements of Pension Assets December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	Millions of Dollars
Asset Category
Cash Equivalents	$1	$—	$—	$1
Equity Securities:
United States Large Cap	—	82	—	82
United States Small Cap	—	17	—	17
Non-United States	—	61	—	61
Fixed Income	—	143	—	143
Real Estate	—	8	16	24
Private Equity	—	—	7	7

Total	$1	$311	$23	$335

	Fair Value Measurements of Pension Assets December 31, 2013
	Level 1	Level 2	Level 3	Total
	Millions of Dollars
Asset Category
Cash Equivalents	$1	$—	$—	$1
Equity Securities:
United States Large Cap	—	76	—	76
United States Small Cap	—	16	—	16
Non-United States	—	62	—	62
Fixed Income	—	124	—	124
Real Estate	—	7	14	21
Private Equity	—	—	7	7

Total	$1	$285	$21	$307

Level 1 cash equivalents are based on observable market prices and are comprised of the fair value of commercial paper, money market funds, and certificates of deposit.

Level 2 investments comprise amounts held in commingled equity funds, United States bond funds, and real estate funds. Valuations are based on active market quoted prices for assets held by each respective fund.

Level 3 real estate investments were valued using a real estate index value. The real estate index value was developed based on appraisals comprising 100% of real estate assets tracked by the index in 2014 and comprising 85% in 2013.

Level 3 private equity funds are classified as funds-of-funds. They are valued based on individual fund manager valuation models.

The following tables set forth a reconciliation of changes in the fair value of pension assets classified as Level 3 in the fair value hierarchy. There were no transfers in or out of Level 3.

	Year Ended December 31, 2014
	Private Equity	Real Estate	Total
	Millions of Dollars
Beginning Balance at January 1, 2014	$7	$14	$21
Actual Return on Plan Assets:
Assets Held at Reporting Date	1	2	3
Purchases, Sales, and Settlements	(1)	—	(1)

Ending Balance at December 31, 2014	$7	$16	$23

	Year Ended December 31, 2013
	Private Equity	Real Estate	Total
	Millions of Dollars
Beginning Balance at January 1, 2013	$6	$13	$19
Actual Return on Plan Assets:
Assets Held at Reporting Date	1	1	2

Ending Balance at December 31, 2013	$7	$14	$21

Pension Plan Investments

Investment Goals

Asset allocation is the principal method for achieving each pension plan’s investment objectives while maintaining appropriate levels of risk. We consider the projected impact on benefit security of any proposed changes to the current asset allocation policy. The expected long-term returns and implications for pension plan sponsor funding are reviewed in selecting policies to ensure that current asset pools are projected to be adequate to meet the expected liabilities of the pension plans. We expect to use asset allocation policies weighted most heavily to equity and fixed income funds, while maintaining some exposure to real estate and opportunistic funds. Within the fixed income allocation, long-duration funds may be used to partially hedge interest rate risk.

Risk Management

We recognize the difficulty of achieving investment objectives in light of the uncertainties and complexities of the investment markets. We also recognize some risk must be assumed to achieve a pension plan’s long-term investment objectives. In establishing risk tolerances, the following factors affecting risk tolerance and risk objectives will be considered: plan status, plan sponsor financial status and profitability, plan features, and workforce characteristics. We have determined that the pension plans can tolerate some interim fluctuations in market value and rates of return in order to achieve long-term objectives. TEP tracks each pension plan’s portfolio relative to the benchmark through quarterly investment reviews. The reviews consist of a performance and risk assessment of all investment categories and on the portfolio as a whole. Investment managers for the pension plan may use derivative financial instruments for risk management purposes or as part of their investment strategy. Currency hedges may also be used for defensive purposes.

Relationship between Plan Assets and Benefit Obligations

The overall health of each plan will be monitored by comparing the value of plan obligations (both Accumulated Benefit Obligation and Projected Benefit Obligation) against the fair value of assets and tracking the changes in each. The frequency of this monitoring will depend on the availability of plan data, but will be no less frequent than annually via actuarial valuation.

Target Allocation Percentages

The current target allocation percentages for the major asset categories of the plan as of December 31, 2014 follow. Each plan allows a variance of +/- 2% from these targets before funds are automatically rebalanced.

	TEP Plans	VEBA Trust
Fixed Income	41%	38%
United States Large Cap	24%	39%
Non-United States Developed	15%	7%
Real Estate	8%	—%
United States Small Cap	5%	5%
Non-United States Emerging	5%	9%
Private Equity	2%	—%
Cash/Treasury Bills	—%	2%

Total	100%	100%

Pension Fund Descriptions

For each type of asset category selected by the Pension Committee, our investment consultant assembles a group of third-party fund managers and allocates a portion of the total investment to each fund manager. In the case of the private equity fund, our investment consultant directs investments to a private equity manager that invests in third-parties’ funds.

Other Retiree Benefit Assets

As of December 31, 2014, the fair value of VEBA trust assets was $12 million, of which $4 million were fixed income investments and $8 million were equities. As of December 31, 2013, the fair value of VEBA trust assets was $10 million, of which $4 million were fixed income investments and $6 million were equities. The VEBA trust assets are primarily Level 2. There are no Level 3 assets in the VEBA trust.

ESTIMATED FUTURE BENEFIT PAYMENTS

TEP expects the following benefit payments to be made by the defined benefit pension plans and other retiree benefit plan, which reflect future service, as appropriate.

	2015	2016	2017	2018	2019	2020-2024
	Millions of Dollars
Pension Benefits	$17	$17	$19	$20	$21	$121
Other Retiree Benefits	5	5	5	5	6	33

One of TEP’s noncontributory defined benefit pension plans was amended in 2012 to allow terminated participants to elect early retirement benefits equal to the actuarial equivalent of the participant’s termination retirement benefit. The impact of the amendment on estimated future benefit payments was approximately $5 million in total, and the effect on the pension benefit obligation was less than $1 million.

DEFINED CONTRIBUTION PLAN

We offer a defined contribution savings plan to all eligible employees. The Internal Revenue Code identifies the plan as a qualified 401(k) plan. Participants direct the investment of contributions to certain funds in their account. We match part of a participant’s contributions to the plan. TEP made matching contributions to the plan of $5 million in each of 2014, 2013, and 2012.